INTANGIBLE ASSETS, NET - Intangible Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Finite-Lived Intangible Assets, Net [Abstract]
Total intangible assets, gross	$ 130,774	$ 125,275
Total accumulated amortization	(118,564)	(97,965)
Total intangible assets, net	12,210	27,310
Licensing Fee [Member]
Finite-Lived Intangible Assets, Net [Abstract]
Total intangible assets, gross	28,654	23,874
Total accumulated amortization	(22,737)	(16,765)
IP Right [Member]
Finite-Lived Intangible Assets, Net [Abstract]
Total intangible assets, gross	9,993	9,951
Total accumulated amortization	(9,698)	(9,143)
Trademarks [Member]
Finite-Lived Intangible Assets, Net [Abstract]
Total intangible assets, gross	10,679	10,679
Total accumulated amortization	(10,679)	(10,679)
Software, Including Internal Use Software under Development [Member]
Finite-Lived Intangible Assets, Net [Abstract]
Total intangible assets, gross	76,185	75,507
Software [Member]
Finite-Lived Intangible Assets, Net [Abstract]
Total accumulated amortization	(71,377)	(57,878)
Others [Member]
Finite-Lived Intangible Assets, Net [Abstract]
Total intangible assets, gross	5,263	5,264
Total accumulated amortization	$ (4,073)	$ (3,500)